Note 3 - Property and Equipment, Net	12 Months Ended
Dec. 31, 2016
Notes to Financial Statements
Property, Plant and Equipment Disclosure [Text Block]
3.	Property and equipment, net

Property and equipment consisted of the following:

	December 31,
	2015	2016

Office equipment	2	17
Laboratory equipment	-	49
Furniture	1	2
Motor vehicles	24	23
Leasehold improvements	13	13

	40	104
Less: accumulated depreciation	(6)	(24)

Property and equipment, net	34	80

Depreciation expenses for the years ended
December
31,
2014,
2015
and
2016
were
nil
,
$10
and
$18,
respectively.